As filed with the Securities and Exchange Commission on October 2, 2006

Registration No. 33-26305

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 98  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 100

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and Address of Agent for Service)

copy to:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 13, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The prospectuses and statement of additional information for the Investor A, Institutional, BlackRock and R Shares of the Long Duration Bond Portfolio are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A on July 17, 2006.

The prospectuses and statements of additional information for the Service, Investor A, Investor B, Investor C, Institutional, BlackRock and Hilliard Lyons Shares of the Money Market, Bond and Equity Portfolios, as applicable, each dated January 31, 2006, are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A on January 27, 2006 and to Registrant’s filings pursuant to Rule 497 on February 3, 2006.

The prospectuses and statements of additional information for the Shares of the BlackRock Strategic Portfolio II, the Multi-Sector Mortgage Securities Portfolio III and the Multi-Sector Mortgage Securities Portfolio IV, each dated January 28, 2001, are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A on January 29, 2001.

The prospectuses for Institutional Shares of the Government Income Portfolio, Investor A1, B1, B2, C1 and C2 Shares of the Low Duration Bond, Government Income and High Yield Bond Portfolios and R Shares of certain Equity and Bond Portfolios, and the statement of additional information for the Equity, Bond and Money Market Portfolios are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 97 to its Registration Statement on Form N-1A on September 19, 2006.

BLACKROCK FUNDSSM

PART C

OTHER INFORMATION

Item 23.	Exhibits

(1)	Articles of Incorporation

(a)	Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(b)	Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(c)	Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(d)	Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

(e)	Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(2)	By-laws

(a)	Amended and Restated Code of Regulations of the Registrant is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(3)	Instruments Defining Rights of Security Holders

(a)	Sections V, VIII and IX of Registrant’s Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on
Form N-1A filed on January 27, 1998;

Article II of Registrant’s Code of Regulations is incorporated herein by reference.

(4)	Investment Advisory Contracts

(a)	Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. relating to all then-existing Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(b)	Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(c)	Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(d)	Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on December 18, 1996.

(e)	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the International Opportunities Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on August 19, 1997.

(f)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government

Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Total Return Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on
Form N-1A filed on May 30, 1996.

(g)	Reserved

(h)	Reserved

(i)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(j)	Reserved

(k)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Asset Allocation Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(l)	Reserved

(m)	Reserved

(n)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(o)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the

International Opportunities Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on August 19, 1997.

(p)	Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the U.S. Opportunities Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(q)	Reserved

(r)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(s)	Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(t)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(u)	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV is incorporated herein by reference to Exhibit 4(u) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

(v)	Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Global Science & Technology Opportunities Portfolio is incorporated herein by reference to Exhibit 4(v) of Post-Effective

Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on May 10, 2000.

(w)	Reserved

(x)	Reserved

(y)	Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core Equity Portfolio is incorporated herein by reference to Exhibit 4(y) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed on August 16, 2000.

(z)	Reserved

(aa)	Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(aa) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(bb)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(bb) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(cc)	Form of Co-Investment Advisory Agreement among Registrant, BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the Global Communications Portfolio is incorporated herein by reference to Exhibit 4(cc) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(dd)	Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Small Cap Core Equity Portfolio is incorporated herein by reference to Exhibit 4(dd) of Post-Effective Amendment No. 60 to

the Registrant’s Registration Statement on Form N-1A filed on November 14, 2001.

(ee)	Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ee) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(ff)	Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ff) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(gg)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Total Return Portfolios dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(gg) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(hh)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(hh) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(ii)	Reserved

(jj)	Form of Amendment No. 1 to Co-Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Asset Allocation Portfolio dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(jj) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(kk)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(kk) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(ll)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the International Opportunities Portfolio dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ll) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(mm)	Form of Addendum No. 9 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Enhanced Income and Ultrashort Municipal Portfolios is incorporated herein by reference to Exhibit 4(mm) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(nn)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Enhanced Income and Ultrashort Municipal Portfolios is incorporated herein by reference to Exhibit 4(nn) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(oo)	Form of Addendum No. 10 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Intermediate PLUS Bond and Inflation Protected Bond Portfolios is incorporated herein by reference to Exhibit 4(oo) of Post-Effective No. 79 to the Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(pp)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Intermediate PLUS Bond and Inflation Protected Bond Portfolios is incorporated herein by reference to Exhibit 4(pp) of Post-Effective No. 79 to the Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(qq)	Form of Addendum No. 11 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Dividend Achievers™ Portfolio is incorporated herein by reference to Exhibit 4(qq) of Post-Effective No. 82 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(rr)	Form of Addendum No. 12 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Exchange, Small/Mid-Cap Growth, Aurora, Legacy, Health Sciences and Global Resources Portfolios is incorporated herein by reference to Exhibit 4(rr) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(ss)	Form of Addendum No. 13 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the All-Cap Global Resources Portfolio is incorporated herein by reference to Exhibit 4(ss) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(tt)	Form of Addendum No. 14 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with repect to the Global Opportunities Portfolio is incorporated herein by reference to Exhibit 4(tt) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(uu)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Global Opportunities Portfolio is incorporated herein by reference to Exhibit 4(uu) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(vv)	Form of Addendum No. 15 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with repect to the Long Duration Bond Portfolio to be filed by amendment.

(ww)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Long Duration Bond Portfolio to be filed by amendment.

(5)	Underwriting Contracts

(a)	Distribution Agreement between Registrant and BlackRock Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2001.

(b)	Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(c)	Form of Cooperation Agreement among the Registrant, BlackRock Advisors, Inc. and UBS AG is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2005.

(6)	Bonus or Profit Sharing Contracts

None.

(7)	Custodian Agreements

(a)	Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRockfunds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)	Reserved

(c)	Reserved

(d)	Reserved.

(e)	Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(f)	Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(g)	Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(h)	Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(i)	Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(8)	Other Material Contracts

(a)	Amended and Restated Administration Agreement dated February 10, 2004 among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)	Form of Appendix A to the Amended and Restated Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(c)	Amended and Restated Transfer Agency Agreement dated February 10, 2004 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(d)	Reserved

(e)	Reserved

(f)	Reserved

(g)	Reserved

(h)	Form of Exhibit A to the Amended and Restated Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(i)	Reserved

(j)	Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on April 29, 1998.

(k)	Form of Expense Limitation Agreement dated as of January 28, 2004 by and between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(l)	Schedule A to Expense Limitation Agreement to be filed by amendment.

(m)	Reserved

(n)	Reserved

(o)	Form of License Agreement between Registrant and Mergent, Inc. with respect to Dividend Achievers™ Portfolio is incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(p)	Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2005.

(9)	Legal Opinion

Opinion of Skadden, Arps, Slate, Meagher & From LLP to be filed by amendment.

(10)	Other Opinions

(a)	None.

(11)	Omitted Financial Statements

(a)	None.

(12)	Initial Capital Agreements

(a)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1, L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3, B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3, M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1, S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4, F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4, T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3, X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5, LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34

to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(b)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes MM-1, MM-2,

MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(c)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

(d)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on August 6, 1999.

(e)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 is incorporated herein by reference to Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on May 10, 2000.

(f)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6 is incorporated herein by reference to Exhibit 12(f) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on June 6, 2000.

(g)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class RR-3 is incorporated herein by reference to Exhibit 12(g) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2000.

(h)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes SS-1, SS-2, SS-3, SS-4 and SS-5 is incorporated herein by reference to Exhibit 12(h) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(i)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes TT-1, TT-2, TT-3, TT-4, TT-5 and TT-6 is incorporated herein by reference to Exhibit 12(i) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(j)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class UU-1, UU-2, UU-3, UU-4 and UU-5 is incorporated herein by reference to Exhibit 12(j) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2001.

(k)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6 is incorporated herein by reference to Exhibit 12(k) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2002.

(l)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class JJ-6 is incorporated herein by reference to Exhibit 12(l) of Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2002.

(m)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes G-6, O-6 and X-6 is incorporated herein by reference to Exhibit 12(m) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2002.

(n)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes VV-1, VV-2, VV-3, VV-6, WW-1, WW-2, WW-3, and WW-6 is incorporated herein by reference to Exhibit 12(n) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(o)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class P-6 is incorporated herein by reference to Exhibit 12(o) of Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A filed on April 8, 2004.

(p)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class W-6 is incorporated herein by reference to Exhibit 12(p) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed on May 18, 2004.

(q)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes XX-1, XX-2, XX-3, XX-4, XX-5, XX-6, YY-1, YY-2, YY-3, YY-4, YY-5 and YY-6 is incorporated herein by reference to Exhibit 12(q) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(r)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes ZZ-1, ZZ-2, ZZ-3, ZZ-4 and ZZ-5 is incorporated herein by reference to Exhibit 12(r) of Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(s)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class X-1 is incorporated herein by reference to Exhibit 12(s) of Post-Effective Amendment No. 85 to Registrant Registration statement on Form N-1A filed on October 27, 2004.

(t)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes AAA-6, BBB-1, BBB-2, BBB-3, BBB-4, BBB-5, CCC-1, CCC-2, CCC-3, CCC-4, CCC-5, EEE-1, EEE-2, EEE-3, EEE-4, EEE-5, EEE-6, EEE-8, FFF-1, FFF-2, FFF-3, FFF-4, FFF-5, GGG-1, GGG-2, GGG-3, GGG-4 and GGG-5 is incorporated herein by reference to Exhibit 12(t) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(u)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes HHH-1, HHH-2, HHH-3, HHH-4, HHH-5 and HHH-6 is incorporated herein by reference to Exhibit 12(u) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(v)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes III-1, III-2, III-3, III-4 and III-5 is incorporated herein by reference to Exhibit 12(v) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(w)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes JJJ-2, JJJ-3, JJJ-6 and JJJ-13 to be filed by amendment.

(x)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes X-3, R-8, R-9, X-9, MM-9, R-10, R-11, X-11, MM-11, R-12 and R shares of certain Portfolios is incorporated herein by reference to Exhibit 12(x) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(13)	Rule 12b-1 Plan

(a)	Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional, HL and BlackRock Shares is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)	Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(14)	Rule 18f-3 Plan

(a)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(15)	Reserved

(16)	Codes of Ethics

(a)	Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(b)	Code of Ethics of BlackRock, Inc is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(c)	Code of Ethics of BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(99)	Power of Attorney

(a)	Power of Attorney of David R. Wilmerding, Jr. dated May 19, 2005 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on form N-1A filed on June 28, 2005.

(b)	Power of Attorney of Robert M. Hernandez dated May 19, 2005 is incorporated herein by reference to Exhibit 99(b) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on form N-1A filed on June 28, 2005.

(c)	Power of Attorney of Laurence D. Fink dated November 10, 2005 is incorporated herein by reference to Exhibit 99(c) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(d)	Power of Attorney of Stuart E. Eizenstat dated May 19, 2005 is incorporated herein by reference to Exhibit 99(d) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(e)	Power of Attorney of Dr. Matina Horner dated September 15, 2005 is incorporated herein by reference to Exhibit 99(e) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2005.

(f)	Power of Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact is incorporated herein by reference to Exhibit O(2) of Post-Effective Amendment No. 24 to The DFA Investment Trust Company’s Registration Statement on Form N-1A filed on March 29, 2001.

(g)	Power of Attorney of Bruce R. Bond dated May 19, 2005 is incorporated herein by reference to Exhibit 99(g) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(h)	Power of Attorney of Richard S. Davis dated May 19, 2005 is incorporated herein by reference to Exhibit 99(h) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(i)	Power of Attorney of Peter S. Drotch dated May 19, 2005 is incorporated herein by reference to Exhibit 99(i) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(j)	Power of Attorney of Toby Rosenblatt dated May 19, 2005 is incorporated herein by reference to Exhibit 99(j) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

Item 24.	Persons Controlled by or under Common Control with the Fund.

Unless indicated otherwise, ownership is at 100% and each entity is organized under the laws of Delaware.

The Fund is controlled by PNC Bank, National Association, a national bank organized under the laws of the United States. All of the capital stock of PNC Bank, National Association is owned by PNC Bancorp, Inc., the capital stock of which is owned by The PNC Financial Services Group, Inc., a publicly held bank holding company organized in Pennsylvania.

PNC Bank, National Association controls the following entities: 499 Holding, Inc. (organized in New Jersey), Bancshares Realty Co., TRI Capital Company, Inc.,

Continental/Van Louhr, Inc., Deerfield Corp. (organized in New Jersey), Land Holding Corp. of PA (organized in Pennsylvania), Land Holding, Inc., Midland Loan Services, Inc., NE Investment Inc., Parkway Sussex Inc., PNC Affordable Housing, Inc., PNC Community Partners, Inc., PNC Bank Capital Securities, LLC, PNC Commercial Management, Inc., PNC Bank International, PNC Investment Holdings, Inc., PNC BL Holding Inc., PNC Brokerage Corp. (organized in Pennsylvania), PNC Community Development Corp. (organized in Kentucky), PNC Insurance Services (Kentucky), Inc. (organized in Kentucky), PNC Institutional Capital Trust A, PNC Leasing, LLC, PNC Vehicle Leasing, LLC, PNC Title Holding Company, LLC, PNC Reinsurance Corp. (organized in Vermont), Thornhurst Corp., Spectra Services Corporation (organized in Ohio).

PNC Bank, National Association controls 50% of the voting securities of Billing Zone, LLC.

Midland Loan Services, Inc. controls the following entities: MLS Investments, Inc., Ridge Acquisition, L.P., Midland Realty Acceptance Corp., PNC Mortgage Acceptance Corp., Financial Support Services, Inc., First Financial, LP, Midland Commercial Financing Corp. and MDS Servicing Corp.

PNC Leasing, LLC controls the following entities: Gallatin Generation, LLC, Johnsonville Generation, LLC, Madison Power 2000, LLC, NSI Air, LLC and PNC Capital Leasing, LLC.

PNC Mortgage Securities Corp. controls PNC Mortgage Funding Corp.

PNC Mortgage Corp. of America controls PNC Mortgage Partners Corp.

PNC Investment Holdings, Inc. controls PNC Asset Management, Inc.

PNC Asset Management, Inc. controls approximately 70% of the voting securities of BlackRock, Inc., which directly and indirectly controls the following entities: BlackRock Advisors Inc., BlackRock Overseas Investment Corp. (an Edge Act bank), BlackRock Japan Holdings, Inc. (organized in Japan), BlackRock International, Ltd. (organized in Scotland), BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock Investments, Inc., BlackRock Funding, Inc., BlackRock Asia Limited, BlackRock Financial Management, Inc., BlackRock (Japan), Inc., Anthracite Securitization Corp. and Risk Monitors, Inc.

BlackRock Japan Holdings, Inc. and BlackRock International, Ltd. control 50% of the voting securities of Nomura BlackRock Asset Management Co., Ltd., an entity organized under the laws of Japan.

BlackRock Financial Management, Inc. controls 28% of the voting securities of Trepp, LLC, which is organized under the laws of the state of New York.

Item 25.	Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated by reference herein as
Exhibit 7(a), Section 12 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 8(c) and Section 9 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26.	Business and Other Connections of Investment Advisers

(a)	BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 26 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b)	BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) (“BIMC”) is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 25 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

(c)	BlackRock Financial Management, Inc. (“BlackRock”) is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 25 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940
(SEC File No. 801-48433).

(d)	BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) (“BIL”) is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 25 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27.	Principal Underwriters

(a)	BlackRock Distributors, Inc. currently acts as distributor for BlackRock Funds and BlackRock Bond Allocation Target Shares.

(b)	The principal business address of each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Fund.

Name	Position With Distributor

Rita Adler	Chief Compliance Officer

Douglas Castagna	Controller and Assistant Treasurer

Brian Burns	Director, Chairman, CEO and President

Bruno DiStefano	Vice President

Susan Moscaritolo	Vice President

Christine Ritch	Chief Legal Officer, Assistant Secretary and Assistant Clerk

Bradley Stearns	Assistant Secretary and Assistant Clerk

Nicholas Marsini	Director

Craig Stokarski	Treasurer and Financial and Operations Principal

Steven Sunnerberg	Secretary

Michael DeNofrio	Director

John Wilson	Assistant Secretary and Assistant Clerk

Jason Greim	Assistant Vice President

Kristen Nolan	Assistant Secretary and Assistant Clerk

(c)	Not applicable.

Item 28.	Location of Accounts and Records

(a)	PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its functions as custodian).

(b)	BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(c)	BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

(d)	BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

(e)	BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as investment adviser and sub-adviser).

(f)	PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as custodian, co-administrator, transfer agent and dividend disbursing agent).

(g)	The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

(h)	BlackRock International, Ltd., 40 Torphichen Street, Edinburgh, Scotland, EH3 8JB (records relating to its functions as investment sub-adviser).

(i)	Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

(j)	BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (Registrant’s declaration of trust, code of regulations and minute books).

Item 29.	Management Services

None.

Item 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 2nd day of October, 2006.

BLACKROCK FUNDSSM

By:	/s/ HENRY GABBAY
Henry Gabbay President (Principal Executive Officer)

By:	/s/ DONALD BURKE
Donald Burke Treasurer (Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ *Bruce R. Bond (Bruce R. Bond)	Trustee	October 2, 2006

/s/ *Richard S. Davis (Richard S. Davis)	Trustee	October 2, 2006

/s/ *Peter S. Drotch (Peter S. Drotch)	Trustee	October 2, 2006

/s/ *Stuart E. Eizenstat (Stuart E. Eizenstat)	Trustee	October 2, 2006

/s/ *Laurence D. Fink (Laurence D. Fink)	Trustee	October 2, 2006

/s/ *Robert M. Hernandez (Robert M. Hernandez)	Trustee	October 2, 2006

/s/ *Dr. Matina Horner (Dr. Matina Horner)	Trustee	October 2, 2006

/s/ *Toby Rosenblatt (Toby Rosenblatt)	Trustee	October 2, 2006

/s/ *David R. Wilmerding, Jr. (David R. Wilmerding, Jr.)	Trustee and Chairman of the Board	October 2, 2006

*By:	/s/ ANNE ACKERLEY
Anne Ackerley, Attorney-in-fact